UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX/A

Amendment to

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue New York, New York	10022-6839
(Address of principal executive offices)	(Zip code)

Thomas L. Martin, Senior Vice President and Associate General Counsel

320 Park Avenue New York, New York 10022-6839
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-224-1562

Date of fiscal year end:	12/31/05

Date of reporting period:	6/30/05

The form N-PX which was filed with the S.E.C. in the EDGAR system on August 17, 2005 is incorporated herein by reference as if fully and completely set forth herein.  The August 17, 2005 Form N-PX is amended by adding the following sentence:

The Bond Fund and the Money Market Fund did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mutual of America Institutional Funds, Inc.

By (Signature and Title)*	/s/ John Greed, Chairman, President and Chief Executive Officer

Date	November 23, 2005

* Print the name and title of each signing officer under his or her signature.

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